Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed financial statements were issued. Based upon this review, the Company, other than as described below, did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On October 10, 2023, October 11, 2023 and November 2, 2023 the Sponsor paid back a total of $891,000 of the amounts transferred on July 20, 2023 and August 7, 2023 (see Note 4).

On November 6, 2023, the Company and the Sponsor entered into a written agreement (the “Rescission Agreement”) to rescind and nullify that certain promissory note in the principal amount of $480,000 and executed on August 17, 2023 (the “Note”) pursuant to which the Company agreed to pay the Sponsor the principal amount of $480,000 subject to the terms and conditions of the Note. Upon execution and delivery of the Rescission Agreement, the Note, in its entirety, is hereby irrevocably rescinded, abrogated, cancelled and rendered null and void ab initio and of no force or effect whatsoever, and the positions among the Company and the Sponsor shall be restored to what would have existed had they not entered into the Note.

The Company deposited (1) $20,000 into the Trust Account to extend the Business Combination Period from September 7, 2023 to October 7, 2023; (2) $20,000 into the Trust Account to extend the Business Combination Period from October 7, 2023 to November 7, 2023; (3) $20,000 into the Trust Account to extend the Business Combination Period from November 7, 2023 to December 7, 2023; (4) $20,000 into the Trust Account to extend the Business Combination Period from December 7, 2023 to January 7, 2024, (5) $20,000 into the Trust Account to extend the Business Combination Period from January 7, 2024 to February 7, 2024, and (6) $20,000 into the Trust Account to extend the Business Combination Period from February 7, 2024 to March 7, 2024.

Note 12 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events except for those events described below that would have required adjustment or disclosure in the financial statements.

On January 25, 2023, the Company’s public warrants delisted from the New York Stock Exchange.

On March 6, 2023 the Company held a special meeting (the “Special Meeting”) of stockholders. At the Special Meeting, the Company’s stockholders were asked to vote on the following items: (i) a proposal to amend the Charter to extend the date by which the Company has to consummate a business combination for an additional one month, from March 7, 2023 to April 7, 2023 and thereafter, at the discretion of the board of directors of the Company and without a vote of the stockholders, up to five (5) times for an additional one month each time, for a total of up to five additional months to September 7, 2023 (the “First Charter Amendment Proposal”), (ii) a proposal to amend the Company’s Charter to eliminate from the Charter the limitation that the Company may not redeem public shares to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act) of less than $5,000,001 (the “Redemption Limitation”) in order to allow the Company to redeem public shares irrespective of whether such redemption would exceed the Redemption Limitation (the “Second Charter Amendment Proposal”), (iii) a proposal to amend the Charter to provide for the right of a holder of Class B common stock of the Company, par value $0.0001 per share (“Class B Common Stock”) to convert such shares into shares of Class A common stock of the Company, par value $0.0001 per share (“Class A Common Stock”) on a one-for-one basis prior to the closing of a business combination at the election of the holder (the “Third Charter Amendment Proposal” and together with the First Charter Amendment Proposal and the Second Charter Amendment Proposal, the “Charter Amendment Proposals”) and (iv) a proposal to direct the chairman of the Special Meeting to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve each of the Charter Amendment Proposals.

In connection with the Extension, the holders of 21,151,393 Class A common shares, representing approximately 88.1% of the Company’s issued and outstanding Class A common shares, elected to redeem their shares. Following such redemptions, approximately $28,744,831 will remain in the trust account and 2,848,607 shares of Class A Common Stock will remain issued and outstanding.

On March 28, 2023, the board of directors of the Company approved a one-month extension of the date by which the Company has to consummate a business combination to May 7, 2023 and authorized management to deposit $80,000 into the Trust Account for such extension. Accordingly, management deposited $80,000 into the Trust Account and the date by which the Company has to consummate a business combination has been extended to May 7, 2023.

On April 3, 2023, the Company received a waiver from one of the underwriters of its Initial Public Offering pursuant to which such underwriter waived all rights to $5.4 million of its $8.4 million deferred underwriting commissions payable upon completion of an initial Business Combination. In connection with this waiver, the underwriter also agreed that the remainder of the deferred underwriting fee of $3.0 million will be payable upon the consummation of the business combination.

On April 3, 2023, the Company entered into a proposed business combination with Avila Energy Corporation, an Alberta corporation (“Avila”), pursuant to which the Company will acquire Avila for consideration of shares of the Company following its redomicile into the Province of Alberta. The proposed business combination agreement and related executed agreements included supporting agreements and a forward share purchase agreement are more fully described and filed with the Company’s Current Report on Form 8-K filed with the SEC on April 4, 2023.